<SEQUENCE>1
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Investment Management LLC
Address: 53 Forest Ave
         Old Greenwich, CT  06870

13F File Number:  28-03887

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John  J. McDonald, CFA
Title:     President and Chief Operating Officer
Phone:     (203) 637-6090

Signature, Place, and Date of Signing:

      /s/  John  J. McDonald, CFA     Old Greenwich, CT     February 9, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     89

Form13F Information Table Value Total:     $840,014 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE  SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ------- -------
ALLIANCE DATA SYSTEMS CORP	Convertible	018581AD0      964     1000 PRN		SOLE		         0	 0	 0
AAR CORP			Option		000361105     1674   100000  SH	 PUT	SOLE			 0	 0	 0
AAR CORP			Convertible	000361AJ4     6570     8250 PRN		SOLE			 0	 0	 0
AAR CORP			Convertible	000361AH8    15175    17052 PRN		SOLE			 0	 0	 0
AAR CORP			Convertible	000361AL9     7694    10250 PRN		SOLE			 0	 0	 0
AMAZON.COM			Option		023135106     1093    10000  SH	 PUT	SOLE			 0	 0	 0
ALPHA NATURAL RESOURCES INC	Common		02076X102     3765   111173  SH		SOLE		    111173	 0	 0
ALLEGHENY TECHNOLOGIES INC	Convertible	01741RAD4    25532    20000 PRN		SOLE		 	 0	 0	 0
BECKMAN COULTER INC		Common		075811109     6536   108413  SH		SOLE		    108413	 0	 0
BECKMAN COULTER INC		Option		075811109      904    15000  SH	 PUT	SOLE			 0	 0	 0
BIOMARIN PHARMACEUTICAL INC	Convertible	09061GAC5    15132    12000 PRN		SOLE			 0	 0	 0
BRISTOW GROUP INC		Convertible	110394AC7     9327    11500 PRN		SOLE			 0	 0	 0
PEABODY ENERGY CORP		Common		704549104     2453    62680  SH		SOLE		     62680	 0	 0
BOISE INC			Warrant		09746Y113      127   275000  SH		SOLE			 0	 0	 0
CADENCE DESIGN SYS INC		Common		127387108     4966   857700  SH		SOLE		    857700	 0	 0
CHESAPEAKE ENERGY CORP		Convertible	165167BZ9     3877     5000 PRN		SOLE			 0	 0	 0
CIENA CORP			Common		171779309     2278   179629  SH		SOLE		    179629	 0	 0
CIENA CORP			Convertible	171779AE1     3072     5000 PRN		SOLE			 0	 0	 0
CORE LABORATORIES N.V.		Convertible	21868FAB9    29775    18500 PRN		SOLE			 0	 0	 0
COMTECH TELECOMMUNICATIONS	Convertible	205826AE0    10151     9800 PRN		SOLE			 0	 0	 0
SALESFORCE.COM INC		Convertible	79466LAA2    36990    31858 PRN		SOLE			 0	 0	 0
COVANTA HOLDING CORP		Convertible	22282EAC6     2122     2000 PRN		SOLE			 0	 0	 0
CEMEX SAB			Common		151290889     5438   562359  SH		SOLE		    562359	 0	 0
CEMEX SAB			Option		151290889      967   100000  SH	CALL	SOLE			 0	 0	 0
EMC CORPORATION			Convertible	268648AK8    26755    22000 PRN		SOLE			 0	 0	 0
ENERSYS				Common		29275Y102     1786    83586  SH		SOLE		     83586	 0	 0
EQUINIX INC			Option		29444U502      812    10000  SH	 PUT	SOLE			 0	 0	 0
EQUINIX INC			Convertible	29444UAG1    13973    15000 PRN		SOLE			 0	 0	 0
FORD MOTOR COMPANY		Convertible	345370CF5     6837     5500 PRN		SOLE			 0	 0	 0
FORD MOTOR COMPANY		Warrant		345370134     4343  1410000  SH		SOLE			 0	 0	 0
GAYLORD ENTERTAINMENT CO	Option		367905106      663    30000  SH	 PUT	SOLE			 0	 0	 0
GOLD RESERVE INC		Convertible	38068NAB4      555	802 PRN		SOLE			 0	 0	 0
HERTZ GLOBAL HOLDINGS INC	Common		42805T105     9964  1053300  SH		SOLE		   1053300	 0	 0
HERTZ GLOBAL HOLDINGS INC	Option		42805T105     2365   250000  SH	CALL	SOLE			 0	 0	 0
INTL GAME TECHNOLOGY		Common		459902102     2389   152165  SH		SOLE		    152165	 0	 0
ILLUMINA INC			Convertible	452327AB5    79842    40000 PRN		SOLE			 0	 0	 0
INFORMATICA CORP		Convertible	45666QAB8    18771    15000 PRN		SOLE			 0	 0	 0
INTEL CORP			Common		458140100     9908   509400  SH		SOLE		    509400	 0	 0
ITRON INC			Convertible	465741AJ5    16384    15000 PRN		SOLE			 0	 0	 0
JAGUAR MINING INC		Convertible	47009MAG8     6298     6562 PRN		SOLE			 0	 0	 0
JEFFRIES GROUP INC		Common		472319102     1328    63000  SH		SOLE		     63000	 0	 0
JEFFRIES GROUP INC		Option		472319102     2108   100000  SH	CALL	SOLE			 0	 0	 0
QUICKSILVER RESOURCES INC	Convertible	74837RAB0    15781    15875 PRN		SOLE			 0	 0	 0
MGM MIRAGE			Common		552953101     3122   323900  SH		SOLE		    323900	 0	 0
ARCELORMITTAL			Common		03938L104     1818    67923  SH		SOLE		     67923	 0	 0
ARCELORMITTAL			Convertible	03938LAK0    12802    11000 PRN		SOLE			 0	 0	 0
MGIC INVESTMENT CORP		Common		552848103     2758   400300  SH		SOLE		    400300	 0	 0
MICRON TECHNOLOGY		Common		595112103     1920   226141  SH		SOLE		    226141	 0	 0
MICRON TECHNOLOGY		Option		595112103     2547   300000  SH	 PUT	SOLE			 0	 0	 0
NAVISTAR INTL CORP		Convertible	63934EAL2    10550     9000 PRN		SOLE			 0	 0	 0
NEWMONT MINING CORP		Convertible	651639AK2    21294    15000 PRN		SOLE			 0	 0	 0
NETAPP INC			Convertible	64110DAB0    37945    29500 PRN		SOLE			 0	 0	 0
NUANCE COMMUNICATIONS INC	Common		67020Y100      890    59500  SH		SOLE		     59500	 0	 0
OWENS-ILLINOIS			Common		690768403     2357    89100  SH		SOLE		     89100	 0	 0
OWENS-ILLINOIS			Option		690768403      794    30000  SH	CALL	SOLE			 0	 0	 0
OIL STATES INTERNATIONAL INC	Convertible	678026AB1    49416    36500 PRN		SOLE			 0	 0	 0
ONYX PHARMACEUTICALS INC	Common		683399109     3098   143494  SH		SOLE		    143494	 0	 0
PRICELINE.COM			Common		741503403     2129    12060  SH		SOLE		     12060	 0	 0
PMC - SIERRA			Convertible	69344FAD8     8274     7650 PRN		SOLE			 0	 0	 0
PMI GROUP INC			Common		69344M101     1594   551400  SH		SOLE		    551400	 0	 0
PMI GROUP INC			Option		69344M101      289   100000  SH	CALL	SOLE			 0	 0	 0
PIONEER NATURAL RESOURCES CO	Convertible	723787AH0     8029     7000 PRN		SOLE			 0	 0	 0
TRANSOCEAN INC			Convertible	893830AW9     5403     6500 PRN		SOLE			 0	 0	 0
ROVI CORP			Option		779376102     1896    50000  SH	CALL	SOLE			 0	 0	 0
ROVI CORP			Convertible	555904AB7    37770    27250 PRN		SOLE			 0	 0	 0
SONIC AUTOMOTIVE INC		Common		83545G102     1903   222267  SH		SOLE		    222267	 0	 0
SONIC AUTOMOTIVE INC		Option		83545G102      813    95000  SH	CALL	SOLE			 0	 0	 0
SMITHFIELD FOODS INC		Common		832248108     2189   146900  SH		SOLE		    146900	 0	 0
ST MARY LAND & EXPLORATION	Convertible	792228AD0    16092    15191 PRN		SOLE		         0	 0	 0
SUNPOWER CORP			Convertible	867652AA7     2136     2500 PRN		SOLE		         0	 0	 0
SUNPOWER CORP			Common		867652109     3613   298610  SH		SOLE		    298610	 0	 0
SUNPOWER CORP			Convertible	867652AD1     2673     3400 PRN		SOLE			 0	 0	 0
SPDR TRUST SERIES 1		Option		78462F103    20644   200000  SH	 PUT	SOLE		         0	 0	 0
SPDR TRUST SERIES 1		Option		78462F103    10322   100000  SH	 PUT	SOLE			 0	 0	 0
SPDR TRUST SERIES 1		Option		78462F103    10322   100000  SH	 PUT	SOLE		         0	 0	 0
SPDR TRUST SERIES 1		Option		78462F103    10322   100000  SH	 PUT	SOLE		         0	 0	 0
SPDR TRUST SERIES 1		Option		78462F103    10322   100000  SH	 PUT	SOLE			 0	 0	 0
SPDR TRUST SERIES 1		Option		78462F103     5161    50000  SH	 PUT	SOLE		         0	 0	 0
STEEL DYNAMICS INC		Common		858119100     1330   100800  SH		SOLE		    100800	 0	 0
SEAGATE TECHNOLOGY		Convertible	577729AE6     2592     2572 PRN		SOLE			 0	 0	 0
TECH DATA CORP			Convertible	878237AE6     7643     7604 PRN		SOLE		         0	 0	 0
TRIUMPH GROUP INC		Convertible	896818AB7    20157    15500 PRN		SOLE			 0	 0	 0
TRINITY INDUSTRIES INC		Common		896522109      182    10254  SH		SOLE		     10254	 0	 0
TTM TECHNOLOGIES		Common		87305R109      889    93600  SH		SOLE		     93600	 0	 0
TAKE-TWO INTERACTIVE SOFTWRE	Convertible	874054AA7     2453     2300 PRN		SOLE		         0	 0	 0
TIME WARNER TELECOM		Convertible	887319AC5     2151     2000 PRN		SOLE		         0	 0	 0
TEXTRON INC			Convertible	883203BN0     2917     2000 PRN		SOLE		         0	 0	 0
UNITED THERAPEUTICS CORP	Convertible	91307CAD4    33196    25000 PRN		SOLE		         0	 0	 0
VEECO INSTRUMENTS INC		Convertible	922417AC4    35853    26956 PRN		SOLE		         0	 0	 0


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